Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION [Abstract]
Employee Share Option Activity
The following table summarizes the Company’s share option activity under the Plan:

	$		$	$	$
	Number of options		Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			$	Years	$

Outstanding, January 1, 2022		46,222,613	37.70
Granted		30,000,000	120.00
Cancelled or forfeited		(4,012,516)	279.17
Exercised		(3,676,911)	13.82

Outstanding, December 31, 2022		68,533,186	60.87	7.30	1,433,420

Vested and expected to vest at December 31, 2022		68,533,186	60.87

Exercisable as of December 31, 2022		36,880,548	22.99	5.97	1,274,793

Outstanding, January 1, 2023		68,533,186
Granted		1,925,000	60.00
Cancelled or forfeited		(9,292,295)	104.02
Exercised		(1,336,980)	7.19

Outstanding, December 31, 2023		59,828,911	55.34	6.18	944,611

Vested and expected to vest at December 31, 2023		59,828,911	55.34

Exercisable as of December 31, 2023		42,877,386	35.29	5.51	887,174

Outstanding, January 1, 2024		59,828,911
Cancelled		(6,600,000)	120.00
Exercised		(10,148,635)	14.40

Outstanding, December 31, 2024		43,080,276	55.08	5.24	2,426,627

Vested and expected to vest at December 31, 2024		43,080,276	55.08

Exercisable as of December 31, 2024		36,830,100	47.63	5.00	2,312,733

Assumptions Used for Estimated Fair Value of Options
The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes Option Pricing Model with the following assumptions:

	Granted in 2022	Granted in 2023

Risk-free interest rates	2.79% – 2.84%	3.60% – 4.10%
Expected term	5.1 – 7.5 years	6.5 – 7 years
Expected volatility	48.7% – 55.9%	60.2% – 62.0%
Expected dividend yield	–	–

RSAs/RSUs Activity
The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	$		$	$	$
	Number of RSAs/RSUs		Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
			$	Years	$

Unvested, January 1, 2022		8,129,220	137.76	8.47	1,818,588
Granted		7,320,443	99.25
Vested		(3,864,257)	110.34
Forfeited		(1,933,175)	133.12

Unvested, December 31, 2022 and January 1, 2023		9,652,231	120.48	8.81	502,206
Granted		7,119,505	63.46
Vested		(4,130,583)	109.11
Forfeited		(1,786,921)	116.01

Unvested, December 31, 2023 and January 1 , 2024		10,854,232	90.02	8.86	439,596
Granted		10,718,971	48.32
Vested		(6,099,527)	93.83
Forfeited		(1,688,983)	73.93

Unvested, December 31, 2024		13,784,693	82.18	8.74	1,462,556

Total Compensation Expense of Share Options, RSAs, RSUs and SARs Granted to Employees
Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2022, 2023 and 2024 is as follows:

	$	$	$
	Year ended December 31,
	2022	2023	2024
	$	$	$

Share options:

General and administrative expenses	313,917	253,408	155,051
Research and development expenses	254	44	–

	314,171	253,452	155,051

Cash received for the exercise in the respective years	50,211	10,643	146,081

RSAs/ RSUs:
Cost of revenue	11,104	12,727	10,795
Sales and marketing expenses	36,812	35,988	32,257
General and administrative expenses	67,388	99,048	231,610
Research and development expenses	283,747	282,381	274,624

	399,051	430,144	549,286

SARs:
Cost of revenue	(1,928)	383	2,235
Sales and marketing expenses	(1,762)	710	4,125
General and administrative expenses	(2,993)	200	4,197
Research and development expenses	(643)	141	945

	(7,326)	1,434	11,502